Note 3 - Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Estimated
	Useful	June 30,	September 30,
	Life (years)	2022	2021
Furniture and fixtures	5	$9,357	$9,357
Leasehold improvements	Life of Lease	8,983	8,983
Computer equipment	3	14,416	14,416
Lab equipment	5	1,000	1,000
		33,756	33,756
Less – accumulated depreciation		30,913	28,516
Property and equipment, net		$2,843	$5,240

	Estimated
	Useful	September 30,	September 30,
	Life (years)	2021	2020

Furniture and fixtures	5	$9,357	$9,357
Leasehold improvements	Life of Lease	$8,983	$8,983
Computer equipment	3	$14,416	$11,141
Lab equipment	5	$1,000	$1,000
		33,756	30,481
Less - accumulated depreciation		28,516	25,929
Property and equipment, net		$5,240	$4,552